ACCRUED SEVERANCE PAY, NET (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Severance Costs	$ 1,932,000	$ 1,632,000	$ 1,383,000